Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings.
Borrowings

19. Borrowings

All borrowings are initially recorded at fair value, net of transaction costs. Borrowings are subsequently carried at amortised cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognised as a charge to the income statement over the period of the relevant borrowing.

Lease liabilities

The corresponding liability to the lessor is recognised as a lease obligation within short-term and long-term borrowings. The carrying amount is subsequently increased to reflect interest on the lease liability and reduced by lease payments made.

For calculating the discounted lease liability on leases, the implicit rate in the lease is used. If this is not available, the incremental borrowing rate with a lease-specific adjustment is used. Finance costs are charged to the income statement to produce a constant periodic rate of charge on the remaining balance of the obligations for each accounting period.

Variable rents are not part of the lease liability and the right of use asset. These payments are charged to the income statement as incurred. Short-term and low-value leases are not capitalised, and lease rentals are also charged to the income statement as incurred.

Composition of borrowings

	2023			2022
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Commercial paper	–	–	–	(302)	–	(302)
Loan and overdrafts	(60)	–	(60)	(91)	–	(91)
Lease liabilities	(48)	(89)	(137)	(44)	(117)	(161)
Non-voting preference shares	–	(25)	(25)	–	(25)	(25)
Bonds	(548)	(8,686)	(9,234)	–	(9,861)	(9,861)
Total	(656)	(8,800)	(9,456)	(437)	(10,003)	(10,440)

	Carrying value
Bonds[1]	2023 £m	2022 £m
$300m SOFR + 0.89% callable medium term note due 2024[2]	-	249
$700m 3.024% callable medium term note due 2024	548	581
$1,750m 3.125% medium term note due 2025	1,336	1,385
€850m 1.250% medium term note due 2026	707	694
$2,000m 3.375% medium term note due 2027	1,561	1,653
£300m 2.875% medium term note due 2028	299	299
$1,000m 3.375% medium term note due 2029	775	822
€750m 1.750% medium term note due 2030	650	663
$2,000m 3.625% medium term note due 2032	1,551	1,652
€750m 2.125% medium term note due 2034	646	659
£400m 3.375% medium term note due 2038	398	398
$1,000m 4.000% medium term note due 2052	763	806
Total	9,234	9,861
1	These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.
2	The Group exercised its option to redeem at par the $300m of Callable Floating Rate Senior Notes due 2024 on 24 March 2023.

The issuers, Haleon UK Capital plc (formerly GSK Consumer Healthcare Capital UK plc), Haleon US Capital LLC (formerly GSK Consumer Healthcare Capital US LLC) and Haleon Netherlands Capital B.V. (formerly GSK Consumer Healthcare Capital NL B.V.) formally changed their names in March 2023.

Short-term borrowings

As at 31 December 2023, the Group had within short-term borrowings, Pre-Separation USD Notes of $700m (£548m) (31 December 2022: £nil). The average effective pre-swap interest rate of all short-term notes in issue as at 31 December 2023 was 3.02% (31 December 2022: nil).

The Group has access to a £2bn Euro commercial paper programme and a $10bn US Dollar commercial paper programme pursuant to which members of the Group may issue commercial paper from time to time. The weighted average interest rate on the commercial paper as at 31 December 2023 was nil (31 December 2022: 3.23%).

As at 31 December 2023, the Group had short-term bank loans of £10m (31 December 2022: £18m). The weighted average interest rate on short-term bank loans as at 31 December 2023 was 7.8% (31 December 2022: 6.7%).

Long-term borrowings

As at 31 December 2023, the Group had within long-term borrowings, Euro Medium Term Notes and USD Notes of £8,686m (31 December 2022: £9,861m), of which £4,783 m (31 December 2022: £5,299m) will fall due in more than five years. The average effective pre-swap and post-swap interest rate of all long-term notes in issue as at 31 December 2023 was 3.0% and 3.6% respectively (31 December 2022: 3.1% and 3.2%).

On 2 March 2023, the Group exercised its option to redeem at par the $300m of Callable Floating Rate Senior Notes due 2024 on 24 March 2023. The carrying value of the bond was equal to the par value at the settlement date hence no gain or loss was recognised.

On 17 July 2022, as part of the demerger activities, the Company issued 25,000,000 non-voting preference shares of £1.00 each to Pfizer Inc. with a coupon rate of 9.5% per annum. The non-voting preference shares (NVPS) command a mandatory quarterly coupon and can only be redeemed after a period of five years. The Group has, therefore, classified the non-voting preference shares as a financial liability. Pfizer Inc. has subsequently disposed of the NVPS to an external third party.

Committed credit facilities

The Group has undrawn credit facilities of £900m and $1,300m with initial maturity dates of September 2026 and September 2024 respectively. As at 31 December 2023, no amounts were drawn under these facilities.

Lease liabilities

The maturity analysis of lease liabilities recognised on the Group balance sheet is as follows:

	2023 £m	2022 £m
Due within one year	(48)	(44)
Due between one and two years	(36)	(36)
Due between two and three years	(25)	(25)
Due between three and four years	(14)	(21)
Due between four and five years	(7)	(13)
Due after five years	(7)	(22)
Total	(137)	(161)

Refer to Note 8 ‘Net finance costs’ for further details on finance expense arising on lease liabilities.

Movement in assets and liabilities arising from financing activities

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and reclassification £m	At 31 December 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	243	412	520	(8,711)
Short-term borrowings	(320)	310	15	(563)	(558)
Lease liabilities	(161)	55	8	(39)	(137)
Derivative financial instruments	(112)	72	–	(62)	(102)
Total financial liabilities arising from financing activities	(10,479)	680	435	(144)	(9,508)
Cash and cash equivalents net of bank overdrafts	611	398	(15)	–	994
Total	(9,868)	1,078	420	(144)	(8,514)

	At 1 January 2022 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2022 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	–	(9,209)	(772)	95	(9,886)
Short-term borrowings	(41)	(277)	–	(2)	(320)
Lease liabilities	(117)	45	(11)	(78)	(161)
Derivative financial instruments	(2)	(345)	–	235	(112)
Total financial liabilities arising from financing activities	(160)	(9,786)	(783)	250	(10,479)
Cash and cash equivalents net of bank overdrafts	406	190	15	–	611
Total	246	(9,596)	(768)	250	(9,868)